UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007

Check here if Amendment [   ]; Amendment Number:
  This Amendment (Check only one):        [   ] is a restatement.
                                          [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hahn Capital Management, LLC
Address:    601 Montgomery Street - Suite 840
            San Francisco, CA 94111

Form 13F File Number:  028-10195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John D. Schaeffer
Title:      Managing Member
Phone:      415-394-6555

Signature, Place, and Date of Signing:

    /s/ John Schaeffer        San Francisco, CA          August 10, 2007
 ------------------------   ------------------------   ------------------------
       [Signature]               [City, State]                 [Date]


Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                                     ------------

Form 13F Information Table Entry Total:                   37
                                                     ------------

Form 13F Information Table Value Total:              $  153,081
                                                     ------------
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    None
                                            FORM 13F INFORMATION TABLE
                                              VALUE       SHARES/     SH/PUT/INVSTMT OTHER         VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS CUSIP NO  (X$1000)      PRN AMT     PRNCALLDSCRETNMANAGERS SOLE       SHARED     NONE
Avid Technologies       COM       05367P100   4905908           138781SH      SOLE          138781        0         0
Brandywine Realty T     COM        105368203  4060732           142083SH      SOLE          142083        0         0
Brinks Company          COM        109696104  4181165            67558SH      SOLE           67558        0         0
Carter's                COM        146229109  4399242           169593SH      SOLE          169593        0         0
Charles River Labs      COM        159864107  3864376            74862SH      SOLE           74862        0         0
Chico's FAS             COM        168615102  3013462           123807SH      SOLE          123807        0         0
Circor Int'l            COM       17273K109     59715             1477SH      SOLE           1477         0         0
Edward Lifesciences     COM        369300108  3622395            73417SH      SOLE           73417        0         0
Euronet Worldwide       COM        298736109  3308464           113459SH      SOLE          113459        0         0
General Cable           COM        369300108  5406202            71369SH      SOLE           71369        0         0
Grant Prideco           COM       38821G101   5175808            96151SH      SOLE           96151        0         0
HCC Insurance Holdi     COM        404132102  6433196           192553SH      SOLE          192553        0         0
Hexcel                  COM        428291108  5032359           238840SH      SOLE          238840        0         0
Host Hotels & Resor     COM       44107P104   6133551           265292SH      SOLE          265292        0         0
IDEX Corporation        COM       45167R104   4521397           117317SH      SOLE          117317        0         0
Interpublic Group       COM        460690100  2678612           234966SH      SOLE          234966        0         0
Jacobs Engineering      COM        469814107  5270964            91653SH      SOLE           91653        0         0
Kinder Morgan Energ     COM        494550106  2297615            41631SH      SOLE           41631        0         0
Kinder Morgan Manag     COM       49455U100   1497839            28860SH      SOLE           28860        0         0
Kroger                  COM        501044101  5869156           208644SH      SOLE          208644        0         0
PMI Group               COM       69344M101   4615617           103327SH      SOLE          103327        0         0
PartnerRe               COM       G6852T105   2554245            32958SH      SOLE           32958        0         0
Pioneer Natural Res     COM        723787107  4335385            89004SH      SOLE           89004        0         0
Principal Financial     COM       74251V102   3739070            64146SH      SOLE           64146        0         0
Roper Industries        COM        776696106  1952021            34186SH      SOLE           34186        0         0
Ross Stores             COM        778296103  4765592           154727SH      SOLE          154727        0         0
SEI Investments         COM        784117103  2651700            91312SH      SOLE           91312        0         0
Sealy                   COM        812139301  2094769           126802SH      SOLE          126802        0         0
ServiceMaster           COM       81760N109   6460672           417896SH      SOLE          417896        0         0
Southern Union Co.      COM        844030106  6303188           193409SH      SOLE          193409        0         0
Tektronix               COM        879131100  6586925           195226SH      SOLE          195226        0         0
Union Pacific           COM        907818108  3576214            31057SH      SOLE           31057        0         0
Varian Medical Syst     COM       92220P105   1663926            39142SH      SOLE           39142        0         0
Wabtec                  COM        929740108  5789749           158493SH      SOLE          158493        0         0
Waddell & Reed Fina     COM        930059100  5215967           200537SH      SOLE          200537        0         0
Weatherford Interna     COM       G95089101   4238620            76731SH      SOLE           76731        0         0
Zebra Technnologies     COM        989207105  4804728           124025SH      SOLE          124025        0         0

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